VictoryShares US Multi-Factor Minimum Volatility ETF Expense Example - VictoryShares US Multi-Factor Minimum Volatility ETF - VictoryShares US Multi-Factor Minimum Volatility ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	$ 523